UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam California Tax Exempt Income Fund

Semiannual report
3 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PCTEX

Putnam
California Tax Exempt
Income Fund

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	40

Message from the Trustees

May 8, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/24. A bond rated BBB or higher (SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 California Tax Exempt Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R6	Class Y
Total annual operating expenses for the fiscal
year ended 9/30/23*	0.89%	1.49%	1.64%	0.64%	0.64%
Annualized expense ratio for the six-month
period ended 3/31/24†‡	0.88%	1.48%	1.63%	0.63%	0.63%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/23 to 3/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.60	$7.72	$8.51	$3.29	$3.30
Ending value (after expenses)	$1,090.30	$1,087.00	$1,087.20	$1,091.30	$1,092.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

California Tax Exempt Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/24, use the following calculation method. To find the value of your investment on 10/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.45	$7.47	$8.22	$3.18	$3.18
Ending value (after expenses)	$1,020.60	$1,017.60	$1,016.85	$1,021.85	$1,021.85

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

4 California Tax Exempt Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

California Tax Exempt Income Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 California Tax Exempt Income Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

California Tax Exempt Income Fund 7

The fund’s portfolio 3/31/24 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual
COP Certificates of Participation
FNMA Coll. Federal National Mortgage Association Collateralized
G.O. Bonds General Obligation Bonds
NATL National Public Finance Guarantee Corporation
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.64% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.9%)*	Rating**	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,604,810
4.00%, 10/1/38	A+/F	4,270,000	4,224,580
4.00%, 10/1/36	A+/F	2,455,000	2,468,685
4.00%, 10/1/34	A+/F	2,110,000	2,143,429
			10,441,504
California (99.2%)
CA State Pub. Wks. Board Rev. Bonds (Various Capital) Ser. D, 5.00%, 11/1/39 T	Aa3	10,915,000	12,698,874
Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	467,488
Ser. A, zero %, 10/1/49	A3	10,000,000	5,525,332
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 2.93%, 4/1/53 (Prerefunded 5/29/24)	VMIG 1	2,710,000	2,710,000
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (12/1/27), (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,674,400
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB−/P	4,500,000	4,309,205
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	997,018
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	7,775,000	5,588,731
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,652,210	4,604,260
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,938,914	3,694,854
CA Muni. Fin. Auth. Rev. Bonds, (Channing House), Ser. B, 5.00%, 5/15/47	AA−	6,530,000	6,755,792
CA Muni. Fin. Auth. Special Fin. Agcy. VII Essential Hsg. 144A Rev. Bonds, (The Breakwater Apt.), Ser. A-1, 3.00%, 8/1/56	BB+/P	2,000,000	1,374,180
CA School Fac. Fin. Auth. Rev. Bonds
(Green Dot Pub. Schools), 5.75%, 8/1/52	BBB−	1,500,000	1,576,862
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,160,242
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,030,506
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	7,120,000	7,078,476
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,571,046

8 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB−	$5,250,000	$5,247,495
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB−	1,500,000	1,501,981
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB	1,750,000	1,760,720
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB−	1,000,000	1,022,586
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,261,773
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,851,203
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,454,236
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	901,825
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	984,257
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB	675,000	580,475
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	750,223
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB	465,000	441,513
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,061,167
CA State G.O. Bonds
5.00%, 10/1/45	Aa2	5,575,000	6,206,133
3.00%, 12/1/46	Aa2	1,750,000	1,468,153
3.00%, 12/1/43	Aa2	500,000	434,187
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Hawking STEAM Charter Schools, Inc.), 5.50%, 7/1/62	BB+	1,000,000	1,020,432
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	2,365,000	2,334,967
(Summit Pub. Schools), 5.00%, 6/1/53 (Prerefunded 6/1/27)	AAA/P	1,250,000	1,314,564
(Summit Pub. Schools), 5.00%, 6/1/53	Ba3	1,100,000	1,026,505
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB−	3,000,000	2,942,374
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	3,000,000	3,006,339
(Summit Pub. Schools), 5.00%, 6/1/47 (Prerefunded 6/1/27)	AAA/P	530,000	557,375
(Summit Pub. Schools), 5.00%, 6/1/47	Ba3	470,000	447,071
(Aspire Public Schools), 5.00%, 8/1/42	BBB	1,000,000	1,012,581
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB−	215,000	216,848
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,017,631
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	804,865
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,314,214

California Tax Exempt Income Fund 9

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	$650,000	$471,971
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	409,110
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB+	500,000	512,694
5.00%, 5/1/37	BB+	1,000,000	1,031,572
5.00%, 5/1/34	BB+	800,000	835,024
5.00%, 5/1/33	BB+	600,000	627,653
5.00%, 5/1/31	BB+	825,000	866,208
CA State Edl. Fac. Auth. Rev. Bonds
(St. Mary’s College of CA), 5.50%, 10/1/53	BBB−	1,500,000	1,583,287
(St. Mary’s College of CA), 5.25%, 10/1/44	BBB−	1,750,000	1,849,878
(U. of the Pacific), 5.00%, 11/1/53	A2	4,000,000	4,310,258
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	433,522
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa2	425,000	433,168
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	510,046
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa2	1,000,000	1,005,189
CA State Enterprise Dev. Auth. (Curtis School Foundation)
4.00%, 6/1/53	A	1,000,000	955,176
4.00%, 6/1/49	A	1,000,000	970,601
CA State Enterprise Dev. Auth. Student Hsg. (Pomona Properties, LLC)
5.00%, 1/15/45	Baa3	1,000,000	1,070,976
5.00%, 1/15/39	Baa3	650,000	715,326
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	406,320
5.00%, 8/1/50	Baa3	500,000	513,791
5.00%, 8/1/40	Baa3	1,000,000	1,034,719
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.25%, 11/15/58	A−/F	1,500,000	1,584,908
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.25%, 11/15/53	A−/F	1,000,000	1,061,498
(CommonSpirit Hlth.), Ser. A, 5.00%, 12/1/54	A3	5,000,000	5,384,821
(Lundquist Inst. for Biomedical Innovation at Harbor — UCLA MED. CTR.), 5.00%, 9/1/48	Baa2	4,850,000	4,853,034
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.00%, 11/15/43	A−/F	1,500,000	1,608,071
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	2,730,000	2,753,954
(Episcopal Cmnty. & Svcs for Seniors), Ser. B, 5.00%, 11/15/38	A−/F	1,500,000	1,643,468
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,887,394

10 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	A2	$1,000,000	$1,003,760
(Cedars-Sinai Med. Ctr.), Ser. A, 3.00%, 8/15/51	Aa3	11,000,000	8,793,586
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,364,702
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), 5.00%, 11/1/57	A	5,000,000	5,257,093
(Equitable School Revolving Fund), 5.00%, 11/1/47	A	2,300,000	2,456,955
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	637,451
(CA Science Ctr. Foundation), 4.00%, 5/1/51	A3	1,250,000	1,194,185
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,370,765
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	519,138
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,747,007
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	531,938
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	890,547
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	1,464,139
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB/P	2,920,000	2,504,847
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB/P	480,000	449,175
CA State Infrastructure & Econ. Dev. Bk. Rev. Bonds, (CA Science Ctr. Foundation), 4.00%, 5/1/55	A3	6,945,000	6,535,777
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A−	600,000	630,219
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A−	1,000,000	1,003,944
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A−	685,000	720,221
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM, 5.25%, 11/1/52	AA	6,000,000	6,697,123
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA−	2,650,000	2,802,133
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,083,366
(Cmnty. Hosp. of Central CA), Ser. A, 5.00%, 2/1/47	A3	3,400,000	3,447,880
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A−/F	5,000,000	5,117,144
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	5,195,000	5,370,687
(Bethany Home Society of San Joaquin Cnty.), 5.00%, 11/15/42	AA−	5,500,000	6,068,138
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	500,000	520,764
(Master’s U. (The)), 5.00%, 8/1/39	BBB−	3,390,000	3,480,295

California Tax Exempt Income Fund 11

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA−	$1,995,000	$2,164,464
(Master’s U. (The)), 5.00%, 8/1/34	BBB−	1,385,000	1,454,431
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB−/F	750,000	590,671
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB−/F	750,000	603,411
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,338,997
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,164,527
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A−/F	5,000,000	4,860,312
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB−/F	295,000	260,165
(U. of the Pacific), 4.00%, 11/1/42	A2	1,600,000	1,582,561
(CHF-Davis II, LLC), BAM, 4.00%, 5/15/38	AA	1,300,000	1,313,377
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	408,860
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	885,173
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,335,081
(United Airlines, Inc.), 4.00%, 7/15/29	BB−	5,000,000	4,964,505
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	9,250,000	7,031,309
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	782,027
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB−/P	1,500,000	1,293,885
Ser. B, 4.00%, 9/1/50	BB−/P	1,525,000	1,270,716
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB−/P	1,090,000	974,854
Ser. B, 4.00%, 9/1/43	BB−/P	1,070,000	930,042
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB−/P	660,000	621,362
Ser. B, 4.00%, 9/1/35	BB−/P	660,000	642,934
CA State Muni. Fin. Auth. Special Tax Bonds
Ser. B, 5.75%, 9/1/53	BB−/P	1,850,000	1,938,045
Ser. B, 5.50%, 9/1/43	BB−/P	600,000	630,275
Ser. A, 5.125%, 9/1/54	BB−/P	1,000,000	1,000,524
Ser. A, 5.00%, 9/1/48	BB−/P	375,000	371,179
CA State Muni. Fin. Auth. Mobile Home Pk. Rev. Bonds, (Caritas Acquisitions IX, LLC), Ser. A
5.25%, 8/15/58	A−	800,000	827,231
5.25%, 8/15/53	A−	900,000	936,378
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A−	1,600,000	1,563,520
CA State Poll. Control Fin. Auth. 144A Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,259,084
(Poseidon Resources Channelside LP), 5.00%, 7/1/39	Baa3	2,250,000	2,343,308
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 5/1/24	A−	2,500,000	2,497,209
2.50%, 5/1/24	A−	1,125,000	1,123,744
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	2,140,000	2,191,564

12 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB−	$7,000,000	$7,070,181
5.00%, 1/1/43	BBB−	2,195,000	2,235,634
4.25%, 1/1/43	BBB−	3,450,000	3,296,647
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB−/P	900,000	912,153
Ser. B-1, 5.00%, 6/1/49	BBB+	535,000	553,594
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB+	310,000	321,530
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,002,542
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	A−	100,000	100,659
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A−	100,000	100,980
Ser. A, 4.00%, 6/1/40	A−	400,000	405,115
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A−	200,000	202,741
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A−	325,000	329,454
Ser. A, 4.00%, 6/1/39	A−	300,000	305,309
Ser. A, 4.00%, 6/1/38	A−	275,000	281,171
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A−	250,000	256,015
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A−	800,000	819,246
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A−	100,000	102,941
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A−	225,000	233,526
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A−	610,000	633,114
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A−	100,000	104,507
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A−	350,000	365,773
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A−	200,000	209,711
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,680,916
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,351,552
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes of the West), 5.00%, 10/1/45	A−/F	2,550,000	2,561,994
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A−	310,000	323,822
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA−	2,000,000	1,979,405
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A−	3,440,000	3,256,465
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,240,557

California Tax Exempt Income Fund 13

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA−	$1,000,000	$996,138
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA−	620,000	636,794
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A−	9,000,000	6,800,424
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	1,056,507
4.00%, 9/1/41	BB+/P	500,000	485,446
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Loma Linda U. Med. Ctr.), Ser. A, 5.25%, 12/1/56	BB	2,000,000	2,021,951
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,412,626
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,540,422
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	482,307
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	388,952
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	739,180
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	635,000	596,551
Central CA Unified School Dist. G.O. Bonds, Ser. B, 5.25%, 8/1/52	Aa3	4,500,000	5,019,737
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	643,477
zero %, 8/1/39	AA	1,075,000	570,235
zero %, 8/1/38	AA	1,000,000	561,010
zero %, 8/1/36	AA	545,000	340,256
zero %, 8/1/34	AA	715,000	488,517
zero %, 8/1/33	AA	250,000	178,225
Chabot-Las Positas Cmnty. College Dist. G.O. Bonds, Ser. C, 5.25%, 8/1/48	Aa2	7,000,000	7,965,878
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,143,596
4.00%, 9/1/45	BB/P	500,000	467,748
3.00%, 9/1/25	BB/P	345,000	338,557
3.00%, 9/1/24	BB/P	335,000	332,568
Chino, Cmnty. Fac. Special Tax Bonds, (Dist. No. 2003-3)
5.375%, 9/1/52	BB+/P	2,000,000	2,066,230
5.375%, 9/1/47	BB+/P	1,615,000	1,683,120
5.25%, 9/1/42	BB+/P	1,585,000	1,659,064
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA−	740,000	742,691
5.50%, 9/1/29	AA−	2,165,000	2,172,873
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,637,258
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB−/P	3,350,000	2,382,004
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	3,235,000	2,788,285
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	2,040,980

14 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB−/P	$8,110,000	$5,645,066
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB−/P	7,800,000	5,521,125
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,135,000	1,936,653
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB−/P	2,000,000	1,792,015
4.00%, 9/1/40	BB−/P	400,000	379,839
4.00%, 9/1/36	BB−/P	175,000	174,577
4.00%, 9/1/33	BB−/P	425,000	428,887
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	752,008
4.00%, 9/1/45	BB/P	850,000	771,155
Dublin, Special Tax Bonds, (Cmnty. Fac. Dist. No. 2015-1 Impt. Area No. 5), 5.375%, 9/1/51	BB/P	1,225,000	1,258,898
El Rancho, Unified School Dist. G.O. Bonds, Ser. D, BAM, 5.75%, 8/1/48	AA	1,500,000	1,773,968
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,163,819
Federal Home Loan Mortgage Corporation Multi-Fam. VRD Certif., Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	809,779
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. 19-ML-05, Class A-CA, 3.35%, 11/25/33	AA+	9,311,536	8,743,747
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. ML-18, Class A, 2.25%, 9/25/37	AA+	9,946,966	8,026,725
Fillmore, Cmnty. Fac. Special Tax Bonds, (Dist. No. 5), 5.00%, 9/1/43	BB/P	1,095,000	1,132,679
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	809,824
4.00%, 9/1/45	BB+/P	750,000	697,705
4.00%, 9/1/40	BB+/P	625,000	608,435
4.00%, 9/1/36	BB+/P	550,000	555,113
4.00%, 9/1/32	BB+/P	240,000	244,887
Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Senior Lien), Ser. A, 4.00%, 1/15/46	A	3,250,000	3,134,084
Fremont, Union High School Dist. G.O. Bonds
5.00%, 8/1/35 ###	Aaa	2,000,000	2,412,461
5.00%, 8/1/34 ###	Aaa	2,500,000	3,029,261
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/51	BBB+	5,000,000	5,242,751
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,948,073
zero %, 8/1/36	Aa2	4,750,000	2,808,094
zero %, 8/1/35	Aa2	1,000,000	627,060
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB−/P	3,500,000	2,980,852
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,787,829	2,790,325

California Tax Exempt Income Fund 15

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
Imperial, Cmnty. College Dist. G.O. Bonds
Ser. A, AGM, 5.25%, 8/1/53	AA	$1,500,000	$1,674,908
(2022 Election), Ser. B, AGM, 5.00%, 8/1/54	AA	3,500,000	3,869,385
Ser. A, AGM, 5.00%, 8/1/48	AA	1,500,000	1,662,231
Indio, Elec. Fin. Auth. Rev. Bonds, (Imperial Irrigation Dist. Elec. Syst.), Ser. A
5.25%, 1/1/53	A1	2,000,000	2,220,305
5.25%, 1/1/48	A1	1,375,000	1,533,493
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42	AA	4,000,000	4,555,362
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB−/P	1,000,000	1,004,485
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB−/P	2,500,000	2,403,370
Irvine, Unified School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 09-1)
Ser. A, 5.00%, 9/1/47	BB+/P	190,000	194,295
Ser. C, 5.00%, 9/1/47	BB+/P	995,000	1,017,490
Ser. A, 5.00%, 9/1/42	BB+/P	395,000	406,914
Ser. B, 5.00%, 9/1/42	BB+/P	995,000	1,025,012
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,112,345
5.00%, 9/1/31	BB+/P	1,045,000	1,052,002
Liberty, Union High School Dist. G.O. Bonds, Ser. B, 3.00%, 8/1/41	Aa2	1,670,000	1,452,197
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,003,774
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A1	5,000,000	5,335,320
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,084,518
zero %, 8/1/33	Aa2	625,000	469,315
Long Beach, Fin Auth. Rev. Bonds, 5.00%, 8/1/46	AA−	5,180,000	5,658,965
Long Beach, Unified School Dist. G.O. Bonds
Ser. B, 3.00%, 8/1/48	Aa2	4,600,000	3,659,141
Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	569,677
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. C, 5.00%, 7/1/52	Aa2	5,715,000	6,235,470
Ser. B, 5.00%, 7/1/51	Aa2	4,750,000	5,139,660
Los Angeles, Dept. of Wtr. & Pwr. Wtr. Works Rev. Bonds, Ser. C, 5.00%, 7/1/42	Aa2	8,150,000	9,209,359
Los Angeles, Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds
Ser. A, FNMA Coll., 3.75%, 4/1/34	Aaa	5,250,000	5,250,793
Ser. B, FNMA Coll., 3.75%, 4/1/34	Aaa	1,000,000	1,000,950
Ser. C, FNMA Coll., 3.75%, 4/1/34	Aaa	2,400,000	2,402,279
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.) Ser. G, 5.00%, 5/15/47 T	Aa2	9,000,000	9,494,887
(Los Angeles Intl. Arpt.) Ser. A, 5.00%, 5/15/44 T	Aa3	10,000,000	10,301,296

16 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	$6,000,000	$7,643,992
Ser. A, 6.125%, 11/1/29	BBB+	855,000	914,228
Ser. B, 6.125%, 11/1/29	BBB+	2,150,000	2,298,935
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	BB+/P	1,815,000	1,585,365
4.00%, 9/1/36	BB+/P	500,000	500,416
Modesto, Elementary School Dist. G.O. Bonds, (Stanislaus Cnty., Election 2018, Measure D), Ser. C, 5.00%, 8/1/52	Aa3	5,000,000	5,443,889
Montebello, Unified School Dist. G.O. Bonds, Ser. B, AGM
5.00%, 8/1/50	AA	3,000,000	3,183,072
5.00%, 8/1/44	AA	2,000,000	2,150,059
Moreno Valley, Unified School Dist. G.O. Bonds, (Election of 2014), Ser. D, AGM, 5.25%, 8/1/52	AA	8,000,000	8,798,089
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,600,591
Newport Beach, Impt. Dist. No. 124 Special Assmt. Bonds, Ser. A
5.00%, 9/2/43	BBB/P	650,000	693,407
4.125%, 9/2/38	BBB/P	575,000	582,980
4.00%, 9/2/33	BBB/P	200,000	207,676
4.00%, 9/2/32	BBB/P	250,000	259,025
4.00%, 9/2/31	BBB/P	250,000	259,018
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (8/1/30), Ser. A-1, 5.00%, 12/1/54	Aa3	6,000,000	6,418,226
Norwalk-La Mirada, Unified School Dist. G.O. Bonds, Ser. F, 5.00%, 8/1/51	Aa3	3,000,000	3,295,793
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	1,017,167
4.00%, 9/1/42	BB+/P	600,000	558,840
4.00%, 9/1/36	BB+/P	500,000	498,307
Orange Cnty., Cmnty. Fac. Dist. No. 2023-1 Special Tax Bonds, Ser. A, 5.50%, 8/15/48	BB−/P	1,450,000	1,515,435
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM
5.25%, 9/1/52	AA	2,500,000	2,718,965
4.125%, 9/1/47	AA	1,250,000	1,255,697
4.00%, 9/1/42	AA	800,000	807,727
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB−/P	425,000	427,156
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P, 5.00%, 5/15/40	Aa3	6,500,000	7,327,499
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/41 ††	AA	1,990,000	2,068,207
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/37 ††	AA	1,010,000	1,056,407

California Tax Exempt Income Fund 17

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
stepped-coupon 5.00% (5.00%, 10/1/26), 10/1/26 ††	AA	$500,000	$524,619
5.00%, 10/1/24	AA	445,000	448,113
Riverside, Unif. School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 19 Impt. Area 1)
5.00%, 9/1/54	BB+/P	1,265,000	1,279,413
5.00%, 9/1/49	BB+/P	1,050,000	1,069,308
5.00%, 9/1/44	BB+/P	690,000	714,887
5.00%, 9/1/39	BB+/P	370,000	389,800
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	485,000	494,228
5.00%, 9/1/39	BB+/P	485,000	495,123
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,430,000	3,507,967
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,277,799
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,077,851
4.00%, 9/1/45	BBB+/F	750,000	681,376
4.00%, 9/1/40	BB+/P	555,000	522,696
Roseville, Special Tax
5.00%, 9/1/39	BB/P	465,000	483,694
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	1,574,944
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB−/P	450,000	391,942
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB−/P	1,000,000	905,984
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	665,527
Roseville, Special Tax Bonds
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/53	BB+/P	1,000,000	1,009,964
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/48	BB+/P	850,000	864,465
(The Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 5.00%, 9/1/43	BB+/P	735,000	761,431
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/37	BBB−/P	1,250,000	1,269,034
(Westpark Cmnty. Pub. Fac. Dist. No. 1), 5.00%, 9/1/33	BBB−/P	1,000,000	1,019,137
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/46	BB/P	600,000	542,756
4.00%, 9/1/41	BB/P	1,000,000	948,418
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB−/P	2,500,000	2,512,497
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	970,000	970,921

18 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	BB/P	$875,000	$769,199
4.00%, 9/1/45	BB/P	550,000	501,762
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A	1,000,000	966,928
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,132,833
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 5.25%, 10/15/52	AA−	8,000,000	9,030,452
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	A	440,000	443,173
San Diego, Unified School Dist. G.O. Bonds
Ser. R-2, stepped-coupon zero % (6.625%, 7/1/30), 7/1/41 ††	Aa2	1,990,000	1,961,850
Ser. K-2, zero %, 7/1/35	Aa2	1,025,000	677,873
Ser. K-2, zero %, 7/1/32	Aa2	1,955,000	1,473,360
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB−/P	850,000	796,325
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds
(Election 2016), 3.00%, 8/1/49	Aaa	6,365,000	5,106,494
3.00%, 8/1/38	Aaa	4,280,000	3,833,406
(Green Bonds), Ser. C-1, 3.00%, 8/1/37	Aaa	3,250,000	2,956,042
San Francisco, Bay Area Rapid Transit Dist. Sales Tax Rev. Bonds, Ser. A, 3.00%, 7/1/44	AA+	3,000,000	2,500,969
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. B, 5.00%, 5/1/52	A1	5,285,000	5,772,696
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 2.85%, 5/1/58	VMIG 1	5,505,000	5,505,000
San Francisco, City & Cnty. Pub. Util. Comm. Rev. Bonds, Ser. A, 5.00%, 11/1/53	AA	7,000,000	7,763,377
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (Dist. No. 6), AGM
5.25%, 8/1/43	AA	1,000,000	1,139,417
5.25%, 8/1/42	AA	1,000,000	1,145,766
5.25%, 8/1/41	AA	1,250,000	1,440,653
5.25%, 8/1/40	AA	1,100,000	1,276,097
5.25%, 8/1/39	AA	1,000,000	1,169,396
San Francisco, City & Cnty., Infrastructure & Revitalization 144A Tax Alloc. Bonds, (Fin. Dist. No. 1 Fac.), Ser. A, 5.00%, 9/1/52	BBB/P	1,300,000	1,250,466
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds, 5.25%, 6/1/46	AA+	1,250,000	1,370,101
San Joaquin, Regl. Rail Comm. COP
4.00%, 5/1/40	A2	390,000	401,540
4.00%, 5/1/38	A2	460,000	477,183
4.00%, 5/1/37	A2	490,000	511,554
4.00%, 5/1/36	A2	350,000	368,963
4.00%, 5/1/35	A2	330,000	350,169

California Tax Exempt Income Fund 19

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
California cont.
San Luis Obispo Cnty., Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 11/15/47	AA+	$1,885,000	$2,132,304
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	540,000	462,924
3.00%, 8/1/39	Aa2	1,385,000	1,244,698
3.00%, 8/1/37	Aa2	355,000	327,649
3.00%, 8/1/36	Aa2	250,000	235,014
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,505,985
South Lake Tahoe, Joint Pwrs. Fin. Auth. Rev. Bonds, Ser. A
5.25%, 10/1/53	AA	4,000,000	4,466,810
5.25%, 10/1/48	AA	3,500,000	3,942,185
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Los Angeles, Dept. of Wtr. & Pwr.), Ser. 1-A, 5.25%, 7/1/53	Aa2	2,500,000	2,831,069
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	2,867,745
Stockton, Unified School Dist. COP, 5.00%, 2/1/36	A−	1,000,000	1,072,215
Sweetwater, G.O. Bonds, (Sweetwater Union High School Dist.), Ser. A1, 5.00%, 8/1/52	A1	6,500,000	7,048,007
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB−	11,260,000	11,509,804
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A	2,100,000	2,141,266
U. of CA Rev. Bonds, Ser. AZ, 5.00%, 5/15/48	Aa2	9,110,000	9,646,533
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	Baa1	740,000	787,349
5.00%, 8/1/39	Baa1	425,000	453,527
5.00%, 8/1/35	Baa1	1,440,000	1,539,504
5.00%, 8/1/34	Baa1	1,060,000	1,133,527
5.00%, 8/1/33	Baa1	960,000	1,026,607
5.00%, 8/1/32	Baa1	1,000,000	1,069,714
5.00%, 8/1/31	Baa1	770,000	823,962
			772,570,728
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	715,000	738,544
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,523,792
			2,262,336
Illinois (0.2%)
IL State G.O. Bonds, 5.00%, 1/1/41	A3	1,770,000	1,791,187
			1,791,187
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	2,750,000	2,661,789
			2,661,789

20 California Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	$4,300,000	$4,544,854
			4,544,854
Total municipal bonds and notes (cost $811,338,132)			$794,272,398

SHORT-TERM INVESTMENTS (1.0%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50% L	Shares	7,075,757	$7,075,757
U.S. Treasury Bills 5.376%, 6/25/24 #		$300,000	296,337
U.S. Treasury Bills 5.353%, 4/25/24 #		200,000	199,299
Total short-term investments (cost $7,571,371)			$7,571,393

TOTAL INVESTMENTS
Total investments (cost $818,909,503)	$801,843,791

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $779,267,676.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $326,564 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
###	When-issued security (Note 1).
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

California Tax Exempt Income Fund 21

On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.64%, 5.44%, 5.56%, 5.65%, 5.34%, 5.30% and 5.22%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Education	17.8%
Local Debt	17.3
Health care	12.8
Land	12.2

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Bond Ultra 30 yr (Short)	50	$6,450,000	$6,450,000	Jun-24	$(74,394)
Unrealized appreciation					—
Unrealized (depreciation)					(74,394)
Total					$(74,394)

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$794,272,398	$—
Short-term investments	—	7,571,393	—
Totals by level	$—	$801,843,791	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(74,394)	$—	$—
Totals by level	$(74,394)	$—	$—

The accompanying notes are an integral part of these financial statements.

22 California Tax Exempt Income Fund

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $811,833,746)	$794,768,034
Affiliated issuers (identified cost $7,075,757) (Note 5)	7,075,757
Interest and other receivables	8,945,585
Receivable for shares of the fund sold	314,110
Receivable for investments sold	13,128,454
Receivable for sales of delayed delivery securities (Note 1)	1,108,090
Prepaid assets	60,647
Total assets	825,400,677

LIABILITIES
Payable for investments purchased	15,863,936
Payable for purchases of delayed delivery securities (Note 1)	6,364,760
Payable for shares of the fund repurchased	1,853,563
Payable for compensation of Manager (Note 2)	279,919
Payable for custodian fees (Note 2)	7,459
Payable for investor servicing fees (Note 2)	67,923
Payable for Trustee compensation and expenses (Note 2)	318,216
Payable for administrative services (Note 2)	2,397
Payable for distribution fees (Note 2)	426,250
Distributions payable to shareholders	330,260
Payable for floating rate notes issued (Note 1)	20,526,843
Payable for variation margin on futures contracts (Note 1)	23,444
Other accrued expenses	68,031
Total liabilities	46,133,001

Net assets	$779,267,676

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$818,502,953
Total distributable earnings (Note 1)	(39,235,277)
Total — Representing net assets applicable to capital shares outstanding	$779,267,676

(Continued on next page)

California Tax Exempt Income Fund 23

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($663,068,559 divided by 90,037,381 shares)	$7.36
Offering price per class A share (100/96.00 of $7.36)*	$7.67
Net asset value and offering price per class B share ($93,132 divided by 12,658 shares)**	$7.36
Net asset value and offering price per class C share ($8,213,975 divided by 1,107,741 shares)**	$7.42
Net asset value, offering price and redemption price per class R6 share
($3,009,427 divided by 407,171 shares)	$7.39
Net asset value, offering price and redemption price per class Y share
($104,882,583 divided by 14,197,259 shares)	$7.39

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

24 California Tax Exempt Income Fund

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $312,835 from investments in affiliated issuers) (Note 5)	$15,794,887
Total investment income	15,794,887

EXPENSES
Compensation of Manager (Note 2)	1,657,775
Investor servicing fees (Note 2)	209,266
Custodian fees (Note 2)	9,519
Trustee compensation and expenses (Note 2)	21,752
Distribution fees (Note 2)	876,099
Administrative services (Note 2)	15,023
Interest and fee expense (Note 2)	416,071
Other	137,451
Total expenses	3,342,956
Expense reduction (Note 2)	(4,630)
Net expenses	3,338,326

Net investment income	12,456,561

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Securities from unaffiliated issuers (Notes 1 and 3)	(5,168,845)
Futures contracts (Note 1)	(166,275)
Total net realized loss	(5,335,120)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	60,630,964
Futures contracts	(304,026)
Total change in net unrealized appreciation	60,326,938

Net gain on investments	54,991,818

Net increase in net assets resulting from operations	$67,448,379

The accompanying notes are an integral part of these financial statements.

California Tax Exempt Income Fund 25

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$12,456,561	$24,331,574
Net realized loss on investments	(5,335,120)	(11,268,723)
Change in net unrealized appreciation of investments	60,326,938	15,261,313
Net increase in net assets resulting from operations	67,448,379	28,324,164
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(435,069)	(80,627)
Class B	(78)	(23)
Class C	(5,299)	(1,181)
Class R6	(1,965)	(325)
Class Y	(65,264)	(10,391)
From tax-exempt net investment income
Class A	(10,395,823)	(20,843,605)
Class B	(1,526)	(4,443)
Class C	(98,273)	(217,983)
Class R6	(49,989)	(85,782)
Class Y	(1,684,709)	(2,806,365)
Decrease from capital share transactions (Note 4)	(30,004,576)	(64,725,881)
Total increase (decrease) in net assets	24,705,808	(60,452,442)

NET ASSETS
Beginning of period	754,561,868	815,014,310
End of period	$779,267,676	$754,561,868

* Unaudited.

The accompanying notes are an integral part of these financial statements.

26 California Tax Exempt Income Fund

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California Tax Exempt Income Fund 27

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	net assets (%)[b]	net assets (%)	(%)
Class A
March 31, 2024**	$6.86	.12	.50	.62	(.12)	—	(.12)	$7.36	9.03*	$663,069	.44*c	1.59*	20*
September 30, 2023	6.84	.22	.01	.23	(.21)	—	(.21)	6.86	3.29	653,392	.89[c]	2.98	25
September 30, 2022	8.29	.19	(1.31)	(1.12)	(.18)	(.15)	(.33)	6.84	(13.92)	722,335	.80[c]	2.33	27
September 30, 2021	8.28	.18	.12	.30	(.18)	(.11)	(.29)	8.29	3.63	956,034	.76[c]	2.11	29
September 30, 2020	8.33	.19	.09	.28	(.20)	(.13)	(.33)	8.28	3.45	980,931	.75[c]	2.39	41
September 30, 2019	7.95	.23	.46	.69	(.23)	(.08)	(.31)	8.33	8.85	1,016,247.72		2.78	41
Class B
March 31, 2024**	$6.86	.09	.50	.59	(.09)	—	(.09)	$7.36	8.70*	$93	.74*c	1.29*	20*
September 30, 2023	6.84	.17	.02	.19	(.17)	—	(.17)	6.86	2.67	150	1.49[c]	2.38	25
September 30, 2022	8.28	.14	(1.30)	(1.16)	(.13)	(.15)	(.28)	6.84	(14.35)	207	1.40[c]	1.72	27
September 30, 2021	8.27	.13	.12	.25	(.13)	(.11)	(.24)	8.28	3.01	426	1.36[c]	1.53	29
September 30, 2020	8.32	.14	.08	.22	(.14)	(.13)	(.27)	8.27	2.80	888	1.38[c]	1.78	41
September 30, 2019	7.94	.17	.47	.64	(.18)	(.08)	(.26)	8.32	8.17	1,888	1.36	2.15	41
Class C
March 31, 2024**	$6.91	.09	.51	.60	(.09)	—	(.09)	$7.42	8.72*	$8,214	.82*c	1.21*	20*
September 30, 2023	6.89	.16	.02	.18	(.16)	—	(.16)	6.91	2.52	8,388	1.64[c]	2.23	25
September 30, 2022	8.35	.13	(1.32)	(1.19)	(.12)	(.15)	(.27)	6.89	(14.58)	10,534	1.55[c]	1.57	27
September 30, 2021	8.33	.12	.13	.25	(.12)	(.11)	(.23)	8.35	2.97	17,822	1.51[c]	1.38	29
September 30, 2020	8.38	.13	.08	.21	(.13)	(.13)	(.26)	8.33	2.62	26,718	1.53[c]	1.62	41
September 30, 2019	8.00	.16	.47	.63	(.17)	(.08)	(.25)	8.38	7.95	30,969	1.51	1.99	41
Class R6
March 31, 2024**	$6.89	.13	.50	.63	(.13)	—	(.13)	$7.39	9.13*	$3,009	.32*c	1.72*	20*
September 30, 2023	6.87	.24	.01	.25	(.23)	—	(.23)	6.89	3.55	2,498	.64[c]	3.24	25
September 30, 2022	8.32	.21	(1.31)	(1.10)	(.20)	(.15)	(.35)	6.87	(13.65)	2,364	.55[c]	2.62	27
September 30, 2021	8.31	.20	.12	.32	(.20)	(.11)	(.31)	8.32	3.89	1,484	.52[c]	2.34	29
September 30, 2020	8.36	.21	.08	.29	(.21)	(.13)	(.34)	8.31	3.68	661	.53[c]	2.63	41
September 30, 2019	7.97	.24	.48	.72	(.25)	(.08)	(.33)	8.36	9.15	2,142.51		2.99	41
Class Y
March 31, 2024**	$6.88	.13	.51	.64	(.13)	—	(.13)	$7.39	9.29*	$104,883	.32*c	1.72*	20*
September 30, 2023	6.87	.23	.01	.24	.44	—	.44	7.55	3.40	90,133	.64[c]	3.23	25
September 30, 2022	8.32	.21	(1.31)	(1.10)	(.20)	(.15)	(.35)	6.87	(13.64)	79,574	.55[c]	2.53	27
September 30, 2021	8.30	.20	.13	.33	(.20)	(.11)	(.31)	8.32	4.01	179,118	.51[c]	2.37	29
September 30, 2020	8.35	.21	.08	.29	(.21)	(.13)	(.34)	8.30	3.67	168,885	.53[c]	2.60	41
September 30, 2019	7.97	.24	.47	.71	(.25)	(.08)	(.33)	8.35	9.06	109,280.51		2.98	41

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

28 California Tax Exempt Income Fund	California Tax Exempt Income Fund 29

Financial highlights cont.

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

c Includes interest and fees expense associated with borrowings which amounted to the following:

Percentage of average net assets
March 31, 2024	0.05%
September 30, 2023	0.11
September 30, 2022	0.03
September 30, 2021	0.01
September 30, 2020	0.01

The accompanying notes are an integral part of these financial statements.

30 California Tax Exempt Income Fund

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam California Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax and California personal income tax as Putnam Management believes to be consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax and California personal income tax (but that may be subject to federal and/or California alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests so that at least 90% of the fund’s income distributions are exempt from federal income tax and California personal income tax, except during times of adverse market conditions, when more than 10% of the fund’s income distributions could be subject to these taxes. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from both federal and California personal income tax. This investment policy cannot be changed without the approval of the fund’s shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

California Tax Exempt Income Fund 31

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other

32 California Tax Exempt Income Fund

multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

California Tax Exempt Income Fund 33

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $32,495,057 were held by the TOB trust and served as collateral for $20,526,843 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $361,915 for these investments based on an average interest rate of 3.57%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$12,850,428	$9,202,373	$22,052,801

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $818,870,150, resulting in gross unrealized appreciation and depreciation of $20,664,136 and $37,764,889, respectively, or net unrealized depreciation of $(17,100,753).

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The

34 California Tax Exempt Income Fund

amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,	0.390%	of the next $50 billion,
0.540%	of the next $5 billion,	0.370%	of the next $50 billion,
0.490%	of the next $10 billion,	0.360%	of the next $100 billion and
0.440%	of the next $10 billion,	0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.213% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

California Tax Exempt Income Fund 35

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$179,349	Class R6	741
Class B	33	Class Y	26,912
Class C	2,231	Total	$209,266

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $4,630 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $671, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$834,076
Class B	1.00%	0.85%	514
Class C	1.00%	1.00%	41,509
Total			$876,099

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $1,800 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

36 California Tax Exempt Income Fund

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2,433 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$151,314,131	$159,554,255
U.S. government securities (Long-term)	—	—
Total	$151,314,131	$159,554,255

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	2,036,715	$14,774,818	5,551,559	$39,663,390
Shares issued in connection with
reinvestment of distributions	1,239,815	8,969,947	2,443,846	17,413,159
	3,276,530	23,744,765	7,995,405	57,076,549
Shares repurchased	(8,482,129)	(61,000,782)	(18,286,710)	(130,402,515)
Net decrease	(5,205,599)	$(37,256,017)	(10,291,305)	$(73,325,966)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1	$7
Shares issued in connection with
reinvestment of distributions	220	1,584	625	4,449
	220	1,584	626	4,456
Shares repurchased	(9,440)	(68,148)	(8,958)	(64,234)
Net decrease	(9,220)	$(66,564)	(8,332)	$(59,778)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	67,097	$492,120	202,795	$1,468,670
Shares issued in connection with
reinvestment of distributions	12,907	94,008	28,342	203,365
	80,004	586,128	231,137	1,672,035
Shares repurchased	(186,646)	(1,352,854)	(545,290)	(3,921,121)
Net decrease	(106,642)	$(766,726)	(314,153)	$(2,249,086)

California Tax Exempt Income Fund 37

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	120,931	$850,782	223,015	$1,577,589
Shares issued in connection with
reinvestment of distributions	6,955	50,583	11,745	84,044
	127,886	901,365	234,760	1,661,633
Shares repurchased	(83,516)	(597,747)	(215,962)	(1,541,580)
Net increase	44,370	$303,618	18,798	$120,053

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,176,663	$22,639,032	7,445,741	$53,164,432
Shares issued in connection with
reinvestment of distributions	205,963	1,497,324	335,166	2,396,808
	3,382,626	24,136,356	7,780,907	55,561,240
Shares repurchased	(2,282,767)	(16,355,243)	(6,273,227)	(44,772,344)
Net increase	1,099,859	$7,781,113	1,507,680	$10,788,896

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/23	cost	proceeds	income	of 3/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$14,977,564	$107,440,583	$115,342,390	$312,835	$7,075,757
Total Short-term
investments	$14,977,564	$107,440,583	$115,342,390	$312,835	$7,075,757

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund focuses a majority of its investments in the state of California and may be affected by economic and political developments in that state.

38 California Tax Exempt Income Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	70

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables, Net assets —
Interest rate contracts	Receivables	$—	Unrealized depreciation	$74,394*
Total		$—		$74,394

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(166,275)	$(166,275)
Total	$(166,275)	$(166,275)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(304,026)	$(304,026)
Total	$(304,026)	$(304,026)

California Tax Exempt Income Fund 39

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts§	23,444	23,444
Total Liabilities	$23,444	$23,444
Total Financial and Derivative Net Assets	$(23,444)	$(23,444)
Total collateral received (pledged)†##	$—
Net amount	$(23,444)
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $326,564.

Shareholder meeting results (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
46,234,252	1,765,864	10,449,133

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
46,171,964	1,848,678	10,428,608

All tabulations are rounded to the nearest whole number.

40 California Tax Exempt Income Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam California Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024